Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Ultra Short Term Bond Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,205	$ 11,471	$ 10,958	$ 11,012	$ 10,931	$ 10,680	$ 10,378	$ 10,235	$ 10,114	$ 10,037	$ 10,000
Columbia Ultra Short Term Bond Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,113	11,378	10,874	10,945	10,868	10,621	10,333	10,201	10,092	10,026	10,000
Columbia Ultra Short Term Bond Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,110	11,376	10,872	10,943	10,866	10,620	10,333	10,201	10,092	10,026	10,000
Columbia Ultra Short Term Bond Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,921	11,214	10,733	10,820	10,759	10,531	10,271	10,155	10,062	10,011	10,000
Bloomberg U.S. Short-Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Short-Term Government/Corporate Index
Account Value	$ 11,836	11,209	10,821	10,846	10,823	10,588	10,313	10,166	10,085	10,023	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	$ 11,158	$ 11,547	$ 12,705	$ 12,795	$ 11,619	$ 10,750	$ 10,837	$ 10,893	$ 10,282	$ 10,000